Financial Risk Management - Market Price Fluctuations - Equity and Equity Related Holdings (Details) $ in Millions, ₨ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Market value	$ 581.8		$ 382.7
Net gains (losses) on investments	3,445.1		313.1
Divestitures and other net changes in capitalization	809.2		139.8
IIFL Finance Limited
Disclosure of financial assets [line items]
Divestitures and other net changes in capitalization	113.7	₨ 8.6
Net realized gains (losses)	42.0
Equity total return swaps - long positions
Disclosure of financial assets [line items]
Notional amount	1,082.8		1,788.3
Market value	96.1		144.3
Net gains (losses) on investments	243.0		216.7
RiverStone Barbados AVLNs
Disclosure of financial assets [line items]
Notional amount	1,250.1
Market value	103.8
Equity total return swaps - short positions
Disclosure of financial assets [line items]
Net gains (losses) on investments			(528.6)
Equity price risk
Disclosure of financial assets [line items]
Net equity exposures and financial effects, exposure/notional amount	16,265.7		12,959.8
Net equity exposures and financial effects, pre-tax earnings (loss)	2,312.1		(156.7)
Equity price risk | Investments in associates and subsidiary
Disclosure of financial assets [line items]
Notional amount	7,192.1		5,609.8
Total carrying value	5,496.6		5,134.9
Net gains (losses) on investments	52.7		8.6
Equity price risk | Deconsolidation of non-insurance companies
Disclosure of financial assets [line items]
Net gains (losses) on investments	190.3		(78.5)
Equity price risk | Common shares
Disclosure of financial assets [line items]
Notional amount	5,845.5		4,939.7
Common equity instrument, carrying value	5,845.5		4,939.7
Net gains (losses) on investments	1,333.4		24.7
Equity price risk | Preferred stocks - convertible
Disclosure of financial assets [line items]
Notional amount	54.5		27.9
Preferred equity instrument, carrying value	54.5		27.9
Net gains (losses) on investments	2.8		4.4
Equity price risk | Bonds - convertible
Disclosure of financial assets [line items]
Notional amount	583.4		461.3
Market value	583.4		461.3
Net gains (losses) on investments	101.3		143.4
Equity price risk | Equity hedges and long equity exposures
Disclosure of financial assets [line items]
Notional amount	16,265.7		12,959.8
Total equity and equity related holdings	12,435.3		10,822.9
Net gains (losses) on investments	2,312.1		371.9
Equity price risk | Equity total return swaps - long positions
Disclosure of financial assets [line items]
Notional amount	1,082.8		1,788.3
Market value	94.2		126.3
Net gains (losses) on investments	407.5		325.6
Equity price risk | Equity warrants and call options
Disclosure of financial assets [line items]
Notional amount	257.3		132.8
Market value	257.3		132.8
Net gains (losses) on investments	114.2		(56.3)
Equity price risk | RiverStone Barbados AVLNs
Disclosure of financial assets [line items]
Notional amount	1,250.1
Common equity instrument, carrying value	103.8
Net gains (losses) on investments	$ 109.9
Equity price risk | Equity hedges and short equity exposures
Disclosure of financial assets [line items]
Net gains (losses) on investments			(528.6)
Equity price risk | Equity total return swaps - short positions
Disclosure of financial assets [line items]
Net gains (losses) on investments			$ (528.6)